Current Accrued Expenses - Schedule of Current Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Clinical trial expenses	$ 869	$ 1,365
Compensation, excluding taxes	1,124	933
Professional fees	221	286
Short-term portion of lease restructuring	209	216
Other	985	607
Total accrued expenses	$ 3,408	$ 3,407